Net Income Per Common Share And Equity Per Common Share (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Income Per Common Share and Equity per Commn Share [Abstract]
Equity per common share	$ 9.78	$ 9.37